Borrowings - Evolution of Borrowings (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [abstract]
Amount at the beginning of the year	$ 779,556	$ 904,949
Proceeds from long-term borrowings	870,606	126,757	$ 7,739
Payments of long-term borrowings	(213,936)	(105,749)	(24,105)
Proceeds from short term borrowings	279,900	169,901
Payments of short-term borrowings	(256,340)	(239,947)	(420,276)
Payments of interest	(53,172)	(741)
Accrued interest	71,044	23,489
Acquisition of subsidiaries (Note 21)	80,151	0
Exchange differences, inflation and translation, net	29,424	(99,800)
Others	5,776	697
Amount at the end of the year	$ 1,593,009	$ 779,556	$ 904,949